GCAT Depositor IiI, llc abs-15g

Exhibit 99.3

Exception Grades
Run Date - 11/20/2025 12:44:17 PM
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV50910	34146402			Credit	Missing Document	General	Missing Document	Missing Document: HUD/CD (Asset) not provided		1) Provide revised CD - Seller name to match the Purchase Contract, 1004 and Title. Seller name reflects [redacted].				Reviewer Comment (2025-07-16): Received PCCD with seller name per purchase contract, 1004 and title. Exception Cleared Buyer Comment (2025-07-15): PCCD	07/16/2025			1		A		A		A		A		A		NC	Investment	Purchase		A	A	A	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV50916	34393037			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: [redacted]		Not Eligible for Collateral [redacted] and LCA Risk is [redacted]. CDA is required and was not provided.				Reviewer Comment (2025-08-08): Received CDA Exception Cleared Buyer Comment (2025-08-06): cda	08/08/2025			1	D	A	D	A	D	A	D	A	D	A		TX	Investment	Purchase		D	A	A	A	A	A	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV50917	34393039			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Loan is to be securitized. Secondary valuation is missing. Sec ID: [redacted]		Loan Collateral Advisor (LCA) Risk could not be assessed. The file is missing the CDA required for securitization purposes.				Reviewer Comment (2025-08-19): CDA is provided in file of subject property. Exception cleared Buyer Comment (2025-08-18): CDA	08/19/2025			1	D	A	D	A	D	A	D	A	D	A		IL	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV50917	34393040			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	AUS Findings: Interest rate discrepancy.		AUS report require to be updated with correct interest rate as [redacted]%. AUS report show interest rate as [redacted]%.				Reviewer Comment (2025-08-14): Received AUS with note rate change to [redacted]. Exception cleared Buyer Comment (2025-08-13): AUS	08/14/2025			1	C	A	C	A	C	A	C	A	C	A		IL	Investment	Purchase		D	A	C	A	A	A	D	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV50918	34662196			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File)	ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least [redacted] ([redacted]) business days prior to closing, and appraisal was not provided at or before closing.	Appraisal report date is [redacted] which is within [redacted] day of the note date [redacted].				Buyer Comment (2025-08-20): Acknowledged non material [redacted]			08/20/2025	2	B	B	B	B	B	B	B	B	B	B		TN	Investment	Purchase		B	B	A	A	B	B	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV50909	34662199			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Fraud Report is missing and was required.				Reviewer Comment (2025-09-02): Received Fraud Report for borrower. Exception Cleared Buyer Comment (2025-08-28): Please see attached fraud report for condition review.	09/02/2025			1	C	A	C	A	C	A	C	A	C	A		CA	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV50912	34662207			Credit	Credit	Credit Documentation	Credit	No evidence of fraud report in file	-	Fraud report is missing in the file for borrower.				Reviewer Comment (2025-09-16): Received Fraud Report. Exception Cleared Buyer Comment (2025-09-15): fraud report	09/16/2025			1	C	A	C	A	C	A	C	A	C	A		OK	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No
[Redacted]	[Redacted]	[Redacted]	GCAT2025INV50912	34662208			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:	-	A [redacted] day pre-closing verification of employment is missing at time of review.				Reviewer Comment (2025-09-17): Agency guideline allows for Paystubs to be used in lieu of VVOE if dated [redacted] days prior to closing. Provided paystub is of [redacted] which suffice the requirement. Exception cleared. Buyer Comment (2025-09-16): paystub Buyer Comment (2025-09-16): per seller: Agency guideline allows for Paystubs to be used in lieu of VVOE if dated [redacted] days prior to closing.	09/17/2025			1	C	A	C	A	C	A	C	A	C	A		OK	Investment	Purchase		C	A	C	A	A	A	A	A		N/A	No